Summary of Significant Accounting Policies - Revenue Recognition (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Minimum [Member]
Significant Accounting Policies [Line Items]
Revenue recognition requisite period (in days)	3 days	3 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Revenue recognition requisite period (in days)	30 days	30 days